General and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019
General and administrative expenses
Executive compensation	$ 9,084	$ 5,821
Consulting fees	12,429	6,517
Office and general	16,556	16,511
Professional fees	6,592	11,790
Salaries and wages	37,873	19,627
Insurance	12,561	5,356
Travel and accommodation	3,751	3,116
Rent	1,131	1,014
Total	$ 99,977	$ 69,752